Acquisition (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 22, 2021	Jul. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2022
Acquisition (Details) [Line Items]
Common shares issued (in Shares)	10,132,212		416,604			416,604
Common shares outstanding (in Shares)	10,132,212		10,207,212			10,207,212		10,132,212		10,207,212
Economic life								10 years
Aggregate notes payable			$ 468,137			$ 468,137
Notes payable interest rate			9.00%			9.00%
Interest expense			$ 4,538			$ 15,124
Aggregate notes payable			14,771,177			14,771,177		$ 7,482,104
Notes payable			$ 213,563			$ 213,563		$ 469,252
Weighted average cost of capital			37.50%			37.50%		33.80%
Prepaid royalties			$ 339,091			$ 339,091		$ 339,091	$ 344,321
Warrants to purschase common stock (in Shares)								749,984
Stike price per share (in Dollars per share)								$ 20
Warrants term			5 years 11 months 15 days			5 years 11 months 15 days		5 years
Net sales percent								6.00%
International net sales								$ 50,000,000
Deferred revenue, period increase (decrease)								$ 200,000,000
Cash payment percentage								10.00%
Liquidation preference								$ 20,000,000
Proceeds of net sale percentage								15.00%
Purchase price consideration					$ 7,774,000
Contingent consideration liability
Stock exchange acquisition common stock (in Shares)			10,207,212			10,207,212		10,132,212	8,982,212
Common stock, shares,outstanding (in Shares)			10,207,212			10,207,212		10,132,212	8,982,212
Marizyme [Member]
Acquisition (Details) [Line Items]
Stock exchange acquisition common stock (in Shares)	10,132,212
Common stock, shares,outstanding (in Shares)	10,132,212
Royalties [Member]
Acquisition (Details) [Line Items]
Net sales percent								5.00%
International net sales								$ 50,000,000
Royalties [Member] | Minimum [Member]
Acquisition (Details) [Line Items]
Net sales percent								4.00%
Royalties [Member] | Maximum [Member]
Acquisition (Details) [Line Items]
Net sales percent								2.00%
Deferred revenue, period increase (decrease)								$ 50,000,000
Net sales greater								$ 200,000,000
Common Stock [Member]
Acquisition (Details) [Line Items]
Restricted shares issued (in Shares)								2,500,000
Performance Warrants [Member]
Acquisition (Details) [Line Items]
Warrants to purschase common stock (in Shares)								1,000,000
Pediatric Voucher Warrants [Member]
Acquisition (Details) [Line Items]
Warrants to purschase common stock (in Shares)								62,500
Warrants term								5 years
Trade Name [Member]
Acquisition (Details) [Line Items]
Economic life						14 years
Software [Member]
Acquisition (Details) [Line Items]
Economic life						15 years
Lab on Chip Technology [Member]
Acquisition (Details) [Line Items]
Economic life						17 years
Somah Acquisition [Member]
Acquisition (Details) [Line Items]
Purchase price consideration		$ 9,926,000
Somah Acquisition [Member] | Minimum [Member]
Acquisition (Details) [Line Items]
Contingent consideration liability								$ 1,387,000
Somah Acquisition [Member] | Maximum [Member]
Acquisition (Details) [Line Items]
Contingent consideration liability		$ 11,313,000
My Health Logic Inc. [Member]
Acquisition (Details) [Line Items]
Notes payable interest rate								9.00%
Notes payable								$ 468,137
Weighted average cost of capital									37.50%
Purchase price consideration								$ 7,774,000
Debt maturity date								Aug. 12, 2022
Interest expense on notes payable								$ 1,115
My Health Logic Inc. [Member] | Trade Name [Member]
Acquisition (Details) [Line Items]
Economic life								14 years
My Health Logic Inc. [Member] | Lab On Chip Technology [Member]
Acquisition (Details) [Line Items]
Economic life								17 years
My Health Logic Inc. [Member] | Software Development [Member]
Acquisition (Details) [Line Items]
Economic life								15 years
Health Logic Interactive Inc. [Member]
Acquisition (Details) [Line Items]
Common shares issued (in Shares)	1,500,000
Common shares held and administered (in Shares)	57,499
Percentage of issued and outstanding	11.35%
Unit Purchase Agreement [Member]
Acquisition (Details) [Line Items]
Aggregate notes payable			$ 278,678			$ 278,678
DuraGraft [Member]
Acquisition (Details) [Line Items]
Economic life								13 years
HL II Holding [Member]
Acquisition (Details) [Line Items]
Stock exchange acquisition common stock (in Shares)	1,150,000
Common stock issued held and administered (in Shares)	57,499
Total number of issued and outstanding percnet	11.35%